Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	€ 110,729	€ 114,057
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	97,107	97,544
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	3,695	5,839
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	2,480	2,336
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	2,547	2,296
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	439	1,643
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	1,051	1,419
Impairment of non-financial assets [Member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	967	984
Goodwill and intangible assets [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	196	483
IAS 19 adjustment—employees' leaving entitlement [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	433	389
Deferred Costs [Member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	822
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Total unrecognised deferred tax assets	€ 992	€ 1,124